Cover Page Document	Jul. 29, 2020
Cover [Abstract]
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Jul. 29, 2020
Entity Registrant Name	SPOK HOLDINGS, INC
Entity File Number	001-32358
Entity Tax Identification Number	16-1694797
Entity Address, Address Line One	6850 Versar Center, Suite 420,
Entity Address, City or Town	Springfield
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22151
City Area Code	800
Local Phone Number	611-8488
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SPOK
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001289945